Note 9 - Income Taxes (Tables)	12 Months Ended
Dec. 31, 2016
Notes Tables
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
	20 16	2015	2014

Current Federal Expense	$3,629,213	$3,162,367	$1,335,337
Deferred Federal Expense	222,120	625,436	1,932,950

Federal Income Tax Expense	3,851,333	3,787,803	3,268,287
Current State Income Tax Expense	-	-	-

Federal and State Income Tax Expense	$3,851,333	$3,787,803	$3,268,287

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	20 16	2015	2014

Statutory Federal Income Taxes	$4,283,394	$4,134,570	$3,671,971
Tax-Exempt Interest	(109,759)	(83,903)	(74,138)
Premiums on Officers’ Life Insurance	(182,532)	(232,988)	(186,712)
Meal and Entertainment Disallowance	16,813	21,600	14,044
Other	(156,583)	(51,476)	(156,878)

Actual Federal Income Taxes	$3,851,333	$3,787,803	$3,268,287

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	20 16	2015

Deferred Tax Assets
Allowance for Loan Losses	$3,033,920	$2,925,328
Other Real Estate	688,162	537,914
Deferred Compensation	280,704	308,128
Investments	340,000	340,000
Goodwill	167,666	212,190
Other	379,304	418,165

	4,889,756	4,741,725
Deferred Tax Liabilities
Premises and Equipment	(1,553,460)	(1,183,309)
Other	(4,185)	(4,185)

	(1,557,645)	(1,187,494)
Deferred Tax Assets (Liabilities) on Unrealized Securities Gains (Losses)	2,587,163	2,284,362

Net Deferred Tax Assets	$5,919,274	$5,838,593

Schedule of Unrecognized Tax Benefits Roll Forward [Table Text Block]
	201 6	2015	2014

Balance, Beginning	$-	$-	$42,327

Positions Taken During the Current Year	-	-	-
Reductions Resulting from Lapse of Statutes of Limitation	-	-	42,327

Balance, Ending	$-	$-	$-